Annual Operating Expenses - FidelityNASDAQCompositeIndexFund-PRO - FidelityNASDAQCompositeIndexFund-PRO - Fidelity Nasdaq Composite Index Fund - Fidelity Nasdaq Composite Index Fund	Jan. 28, 2023
Operating Expenses:
Management fee	0.24%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.37%	[1]
Fee waiver and/or expense reimbursement	0.07%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.30%	[1]

[1]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the Fidelity® Nasdaq Composite Index® Fund.
[2]	B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.29% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through March 31, 2024 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.